Trade accounts and other receivables	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Trade accounts and other receivables
8. Trade accounts and other receivables
Trade accounts and other receivables consist of the following:

	Yen in millions
	Transition date April 1, 2019	March 31,
		2020	2021
Accounts and notes receivables	2,401,348	2,112,153	2,301,976
Other receivables	569,762	559,884	688,352
Allowance for doubtful accounts	(16,493)	(23,676)	(31,586)

Total	2,954,617	2,648,360	2,958,742

Trade accounts and other receivables which are unconditional rights to considerations are classified as financial assets measured at amortized cost.
The changes in the allowance for doubtful accounts consist of the following:

	Yen in millions
	For the years ended March 31,
	2020	2021
Allowance for doubtful accounts at beginning of year	90,497	90,266
Provision for doubtful accounts, net of reversal	837	7,780
Write-offs	(2,721)	(3,112)
Other	1,653	2,444

Allowance for doubtful accounts at end of year	90,266	97,378

“Other” includes currency translation adjustments.

A portion of the allowance for doubtful accounts is attributed to certain non-current receivable balances which are reported as other financial assets under non-current
assets.